Income taxes - Tax years (Details)	12 Months Ended
Dec. 31, 2025
Switzerland
Income taxes
Tax years remain subject to examination	2025
France
Income taxes
Tax years remain subject to examination	2022 2023 2024 2025
Japan
Income taxes
Tax years remain subject to examination	2025
Taiwan
Income taxes
Tax years remain subject to examination	2025
USA
Income taxes
Tax years remain subject to examination	2025